Shareholder Report, Average Annual Return (Details)				6 Months Ended	12 Months Ended	30 Months Ended	39 Months Ended	60 Months Ended	100 Months Ended
	May 02, 2022	Jul. 23, 2021	Jul. 06, 2016	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000228717
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Holbrook Income Fund
Average Annual Return, Percent				2.46%	6.18%		2.68%
C000170313
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Holbrook Income Fund
C000170314
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Holbrook Income Fund
C000234271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Average Annual Return, Percent				1.72%	8.38%	8.24%
C000234272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
C000234270
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Holbrook Structured Income Fund
Without Sales Load [Member] | C000228717
Average Annual Return [Line Items]
Average Annual Return, Percent				3.73%	7.49%		3.09%
Without Sales Load [Member] | C000170313
Average Annual Return [Line Items]
Average Annual Return, Percent				3.96%	7.80%			5.06%	4.79%
Without Sales Load [Member] | C000170314
Average Annual Return [Line Items]
Average Annual Return, Percent				3.70%	7.24%			4.55%	4.27%
Without Sales Load [Member] | C000234271
Average Annual Return [Line Items]
Average Annual Return, Percent				4.10%	10.83%	9.23%
Without Sales Load [Member] | C000234272
Average Annual Return [Line Items]
Average Annual Return, Percent				4.34%	11.11%	9.56%
Without Sales Load [Member] | C000234270
Average Annual Return [Line Items]
Average Annual Return, Percent				4.08%	10.69%	9.07%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent				3.71%	6.31%		1.22%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent				3.71%	6.31%			1.54%	1.63%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent				3.71%	6.31%			1.54%	1.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%	1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%	1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%	1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%		(2.27%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%			(0.23%)	0.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.31%	10.55%			(0.23%)	0.92%